SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT (Details) $ / shares in Units, ¥ in Millions			12 Months Ended
	Jul. 13, 2020 USD ($) $ / shares	Jun. 18, 2015 USD ($) $ / shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Jul. 01, 2020 CNY (¥)	Jul. 01, 2020 USD ($)
Short-term borrowings
Short-term bank borrowings and current portion of long-term loan			¥ 6.0
Total			19,433.0		¥ 25,857.0		$ 2,662,000,000
Long-term Debt, Fair Value			22,800.0		19,100.0
2025 Notes
Short-term borrowings
Short-term bank borrowings and current portion of long-term loan			29.0
Debt Instrument, Interest Rate, Stated Percentage		1.99%
Debt Instrument, Face Amount		$ 400,000,000								¥ 2,800.0	$ 395,000,000
2025 Notes | ADS
Short-term borrowings
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 106.89
Debt Instrument Principal Amount Denomination for Conversion Into Common Stock | $		$ 1,000
Debt Instrument, Convertible, Conversion Ratio		9.3555
Exchangeable Senior Notes
Short-term borrowings
Short-term bank borrowings and current portion of long-term loan			3,906.0		3,696.0				¥ 4,200.0
Debt instrument, maturity date	Jul. 01, 2027
Long-term Debt, Fair Value			3,900.0		3,700.0		535,000,000	$ 521,000,000
Debt Instrument, Interest Rate, Stated Percentage	1.50%
Debt Instrument, Face Amount | $	$ 500,000,000
Exchangeable Senior Notes | Other Income Expenses
Short-term borrowings
Changes in fair value of long term debt			(105.0)	$ (14,000,000)	623.0	$ 88,000,000
Exchangeable Senior Notes | ADS
Short-term borrowings
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 40.36
Debt Instrument Principal Amount Denomination for Conversion Into Common Stock | $	$ 1,000
Debt Instrument, Convertible, Conversion Ratio	24.7795
Loan facility
Short-term borrowings
Short-term bank borrowings and current portion of long-term loan			13,832.0		21,197.0
Securitization debt
Short-term borrowings
Long-term debt, current maturities			1,666.0		¥ 964.0
Short-term borrowings
Short-term borrowings
Short-term bank borrowings and current portion of long-term loan			¥ 13,800.0				$ 1,900,000,000
Weighted average interest rate			2.22%				2.22%
Revolving credit facility agreement
Short-term borrowings
Revolving debt securities, term			12 months	12 months
Minimum | Revolving credit facility agreement
Short-term borrowings
Weighted average interest rate			2.04%				2.04%
Maximum | Revolving credit facility agreement
Short-term borrowings
Weighted average interest rate			6.50%				6.50%